SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

Bought Deal Financing and Concurrent Private Placement

On January 27, 2026, the Company issued 3,833,410 common shares at a price of $15.00 per share to a syndicate of underwriters, for gross proceeds of $57,501,150 million as part of a bought deal financing.

Concurrently, the Company issued 1,666,667 common shares to NexGen at a price of $15.00 per share for gross proceeds of $25,000,005 as part of a private placement. This private placement was entered into with NexGen to maintain its current pro-rata interest in the Company of approximately 30.0%.

Option Grants and Option Exercises

Subsequent to December 31, 2025, the Company granted 704,375 stock options to its directors, employees, and consultants. These stock options are exercisable at a price of $13.78 per option and expire on January 2, 2031.

Subsequent to December 31, 2025, 127,194 common shares of the Company were issued on the exercise of stock options for proceeds of $1,564,928.

Subsequent Events Discussed Elsewhere in the Financial Statements

Refer to Note 6a and Note 7 of these Financial Statements.